Debt (Details) - USD ($) $ in Thousands			3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2023	Nov. 19, 2021	Jan. 23, 2020	Dec. 20, 2019
Debt Instrument [Line Items]
Percentage of prepayment		1.00%
Credit issued			$ 5,800
Bonds outstanding						$ 2,100
Interest rate percentage				9.20%		9.20%
Incurred additional fee						$ 5,000
Unamortized debt issuance cost balance			$ 18,694	$ 18,265		18,265	$ 10,969
Interest expense						29,200
Inclusive amount of interest expenses						1,200
Percenatge of unutilized fee							0.50%
Percenatge of revolving credit facility							9.20%
Issued undrawn letters of credit							$ 5,500
Loss on extinguishment of debt					$ (9,073)	9,100
Predecessor
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ (9,073)
2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.50%
2024 Term loan
Debt Instrument [Line Items]
Long-Term debt			$ 771,131	773,063		$ 773,063
Senior Secured Term Loan | 2024 Term loan | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount			$ 775,000
Debt instrument, term			5 years			7 years
Debt issuance costs	$ 1,100			19,500		$ 19,500
Senior Secured Term Loan | 2024 Term loan | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 775,000		$ 775,000
Senior Secured Term Loan | Term Loan 2023 | 2019 Credit Agreement | Predecessor
Debt Instrument [Line Items]
Debt instrument face amount												$ 430,000
Additional borrowing amount from amendment									$ 170,000	$ 100,000	$ 15,000
Senior Secured Term Loan | Base Rate | 2024 Term loan | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%		1.75%			2.50%
Senior Secured Term Loan | Secured Overnight Financing Rate | 2024 Term loan | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%		2.75%			3.50%
Quarterly principal payment, percent the initial aggregate principal amount of the Term Loan			0.25%	0.25%		0.25%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance cost balance				$ 1,700		$ 1,700
Revolving Credit Facility [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage			35.00%
Covenant compliance, debt default, threshold amount			$ 40,000	40,000		$ 40,000
Covenant compliance, first lien net leverage ratio			0.0585
Revolving Credit Facility [Member] | 2024 Term loan | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility outstanding
Revolving Credit Facility [Member] | Line of Credit | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, term			7 years			5 years
Line of credit facility, maximum borrowing capacity			$ 75,000	75,000		$ 75,000
Interest expense						200
Revolving Credit Facility [Member] | Base Rate | 2024 Term loan | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.50%
Revolving Credit Facility [Member] | Secured Overnight Financing Rate | 2024 Term loan | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.50%
Letter of Credit | Line of Credit | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 20,000	20,000		20,000
Surety Bond | Line of Credit | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			2,100	1,900		1,900
Standby Letters of Credit | Line of Credit | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 5,800
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate							9.50%
Term loan balance amount							$ 679,900
Deferred financing costs				$ 200		$ 200	$ 8,800
Fees percenatge							4.00%
Minimum | Senior Secured Term Loan | Secured Overnight Financing Rate | Term Loan 2023 | 2019 Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate							3.00%
Minimum | Senior Secured Term Loan | Secured Overnight Financing Rate | Term Loan 2023 | 2019 Credit Agreement | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%			3.00%
Minimum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility							$ 0
Minimum | Revolving Credit Facility [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Covenant compliance, first lien net leverage ratio				1		1
Minimum | Revolving Credit Facility [Member] | Secured Overnight Financing Rate | 2024 Term loan | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage			0.375%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate							9.70%
Term loan balance amount							$ 686,300
Deferred financing costs				$ 8,800		$ 8,800	$ 11,000
Fees percenatge							4.50%
Maximum | Senior Secured Term Loan | Secured Overnight Financing Rate | Term Loan 2023 | 2019 Credit Agreement
Debt Instrument [Line Items]
Basis spread on variable rate							4.50%
Maximum | Senior Secured Term Loan | Secured Overnight Financing Rate | Term Loan 2023 | 2019 Credit Agreement | Predecessor
Debt Instrument [Line Items]
Basis spread on variable rate			4.50%			4.50%
Maximum | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility							$ 20,000
Maximum | Revolving Credit Facility [Member] | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Covenant compliance, first lien net leverage ratio				0.0585		0.0585
Maximum | Revolving Credit Facility [Member] | Secured Overnight Financing Rate | 2024 Term loan | 2024 Credit Agreement [Member]
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage			0.50%